Share-Based Payments - Summary of share-based payment expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 10,317
Cost of product revenue [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,522
Research and development expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,994
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 5,801